Form N-1A Supplement	Aug. 28, 2025
Brigade High Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ALPS SERIES TRUST

(the “Trust”)

Brigade High Income Fund

(the “Fund”)

Supplement dated August 28, 2025

to the Prospectus and Statement of Additional Information (the “SAI”),

each dated January 28, 2025

Effective August 14, 2025, Brigade Capital Management, LP (the “Adviser”) has entered into a new Expense Limitation Agreement with the Trust on behalf of the Fund. Accordingly, the following changes to the Fund’s Prospectus and SAI are effective immediately:

Footnote (2) to the table in the “Fees and Expenses of the Fund” section of the Prospectus is deleted and replaced with the following:

“With respect to the Founders Class and Institutional Class of the Fund, Brigade Capital Management, LP (the “Adviser”) has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, shareholder servicing fees, brokerage expenses, interest expenses, taxes and extraordinary expenses) of the Fund to an annual rate of 0.52% of the Fund’s average daily net assets for each class.”

The first sentence in footnote (3) to the table in the “Fees and Expenses of the Fund” section of the Prospectus is deleted and replaced with the following:

“This agreement is in effect through at least January 31, 2027, and will automatically continue upon annual approval by the Board of Trustees for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term.”

The fourth and fifth paragraphs in the “MANAGEMENT” section of the Prospectus are deleted and replaced with the following:

“With respect to the Founders Class and Institutional Class of the Fund, the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, shareholder servicing fees, brokerage expenses, interest expenses, taxes and extraordinary expenses) of the Fund to an annual rate of 0.52% of the Fund’s average daily net assets for each class.

This agreement is in effect through at least January 31, 2027, and will automatically continue upon annual approval by the Board of Trustees for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term.”

The fifth and sixth paragraphs of the “INVESTMENT MANAGER” section of the SAI are deleted and replaced with the following:

“With respect to the Founders Class of the Fund, the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, shareholder servicing fees, brokerage expenses, interest expenses, taxes and extraordinary expenses) of the Fund to an annual rate of 0.52% of the Fund’s average daily net assets for such class.

With respect to the Institutional Class of the Fund, the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, shareholder servicing fees, brokerage expenses, interest expenses, taxes and extraordinary expenses) of the Fund to an annual rate of 0.52% of the Institutional Class of the Fund’s average daily net assets for such class.”

The first sentence in the seventh paragraph of the “INVESTMENT MANAGER” section of the SAI is deleted and replaced with the following:

“This agreement is in effect through at least January 31, 2027, and will automatically continue upon annual approval by the Board of Trustees for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.